Document and Entity Information	Jun. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ViewRay, Inc.
Entity Central Index Key	0001597313
Entity Emerging Growth Company	false
Entity File Number	001-37725
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-1777485
Entity Address, Address Line One	2 Thermo Fisher Way
Entity Address, City or Town	Oakwood Village
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44146
City Area Code	440
Local Phone Number	703-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	VRAY
Security Exchange Name	NASDAQ